CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS` EQUITY (USD $)	Aspire Capital Fund LLC [Member] Common Stock [Member]	Aspire Capital Fund LLC [Member] Additional Paid-in Capital [Member]	Aspire Capital Fund LLC [Member]	ZQX Advisors LLC [Member] Additional Paid-in Capital [Member]	ZQX Advisors LLC [Member]	Preferred Stock [Member] Common Stock and Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Common Stock and Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Common Stock and Preferred Stock [Member]	Additional Paid-in Capital [Member]	Loan Receivable From Former Affiliate [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock and Preferred Stock [Member]	Total
BALANCE at Oct. 31, 2012									$ 1,849,790		$ 127,693,160	$ (5,000,000)	$ (125,083,322)	$ (653,684)		$ (1,194,056)
BALANCE (in Shares) at Oct. 31, 2012									184,979,037
Stock option compensation to employees											2,693,121					2,693,121
Stock option compensation to consultants											1,105,018					1,105,018
Common stock issued upon exercise of stock options									1,460		24,150					25,610
Common stock issued upon exercise of stock options (in Shares)									146,000
Common stock issued to consultants									13,450		291,235					304,685
Common stock issued to consultants (in Shares)									1,345,000
Common stock issued upon conversion of convertible debentures									103,189		1,250,175					1,353,364
Common stock issued upon conversion of convertible debentures (in Shares)									10,318,945
Common stock issued in lieu of interest on convertible debentures									4,803		93,936					98,739
Common stock issued in lieu of interest on convertible debentures (in Shares)									480,270
Sale of common stock	53,800	996,605	1,050,405	24,138	24,138											1,050,405
Sale of common stock (in Shares)	5,380,000
Reversal of unrealized loss as of October 31, 2012 on investment in Videocon Industries Limited global depository receipts														653,684		653,684
Net loss													(10,080,086)			(10,080,086)
Common stock issued to Aspire Capital Fund LLC, as consideration	35,000	(35,000)
Common stock issued to Aspire Capital Fund LLC, as consideration (in Shares)	3,500,000
Warrants issued in connection with issuance of convertible debentures											221,985					221,985
Common stock issued upon exercise of warrants									29,275		351,525					380,800
Common stock issued upon exercise of warrants (in Shares)									2,927,493
Common stock issued to acquire patent license									2,000		40,000					42,000
Common stock issued to acquire patent license (in Shares)									200,000
BALANCE at Oct. 31, 2013									2,092,767		134,750,048	(5,000,000)	(135,163,408)			(3,320,593)
BALANCE (in Shares) at Oct. 31, 2013									209,276,745
Stock option compensation to employees											2,127,719					2,127,719
Stock option compensation to consultants											1,022,080					1,022,080
Common stock issued upon exercise of stock options									5,150		70,725					75,875
Common stock issued upon exercise of stock options (in Shares)									515,000
Common stock issued to consultants									3,100		81,598					84,698
Common stock issued to consultants (in Shares)									310,000
Common stock issued upon conversion of convertible debentures						350,000		25,200	82,671	4,854,441	2,652,678				5,229,641	2,735,349
Common stock issued upon conversion of convertible debentures (in Shares)						3,500		2,520,000	8,267,080
Common stock issued in lieu of interest on convertible debentures									2,634		59,144					61,778
Common stock issued in lieu of interest on convertible debentures (in Shares)									263,415
Sale of common stock									160,000		3,513,135					3,673,135
Sale of common stock (in Shares)									16,000,000
Acquisition of common stock in exchange for investment in Videocon Industries Limited global depository receipts											(4,134,516)					(4,134,516)
Retire common stock acquired in exchange for investment in Videocon Industries Limited global depository receipts									(200,000)		200,000
Retire common stock acquired in exchange for investment in Videocon Industries Limited global depository receipts (in Shares)									(20,000,000)
Reversal of unrealized loss as of October 31, 2012 on investment in Videocon Industries Limited global depository receipts
Net loss													(9,606,314)			(9,606,314)
Warrants issued in connection with issuance of convertible debentures											513,112					513,112
Common stock issued upon exercise of warrants									13,400		286,609					300,009
Common stock issued upon exercise of warrants (in Shares)									1,339,950
Common stock issued to acquire patent license									12,000		235,600					247,600
Common stock issued to acquire patent license (in Shares)									1,200,000
Satisfaction of loan receivable from former affiliate												5,000,000				5,000,000
BALANCE at Oct. 31, 2014							$ 350,000		$ 2,196,922		$ 146,232,373		$ (144,769,722)			$ 4,009,573
BALANCE (in Shares) at Oct. 31, 2014							3,500		219,692,190